Fair value measurement of financial instruments - Disclosure of recurring fair value measurements of the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Purchase	¥ 37,281	¥ 1,829	¥ 1,807,527	¥ 1,965,328	¥ 2,041,173
Sell	(1,714)	(318,416)	(324,791)	(2,925,265)	(929,785)
Included in earnings	(23,154)	(4,503)	61,834	(42,960)	(7,731)
Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Beginning balance	1,685,146	317,042	317,042	1,218,524	53,868
Purchase			1,665,195	1,965,328	2,041,173
Sell			(324,791)	(2,925,265)	(929,785)
Included in earnings			22,745	42,960	7,731
Foreign exchange effect			4,955	15,495	45,537
Ending balance			1,685,146	317,042	¥ 1,218,524
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Beginning balance	1,735,333	¥ 1,685,146	1,685,146
Purchase			20,001
Sell			(1,714)
Included in earnings			39,021
Foreign exchange effect			(7,121)
Ending balance			¥ 1,735,333	¥ 1,685,146
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure Of reconciliation Of Financial Assets recurring fair value measurements [Line Items]
Purchase	17,280
Ending balance	¥ 17,280